Trade Accounts and Notes Receivable (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade Accounts And Notes Receivable
Beginning balance	R$ (591,479)	R$ (604,167)
(Additions) Reversals	(28,817)	(32,809)
Write-offs	18,451	8,539
Exchange rate variation	(124,919)	36,958
Ending balance	R$ (726,764)	R$ (591,479)